Offerings - Offering: 1	Jan. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	13,628,865
Proposed Maximum Offering Price per Unit	1.445
Maximum Aggregate Offering Price	$ 19,693,709.93
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,719.70
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers such an indeterminate amount of shares of common stock as may become issuable to prevent dilution resulting from stock splits, stock dividends and similar events. The amount registered consists of up to shares of the Registrant's common stock held by certain selling stockholders. Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock on the Nasdaq Capital Market on January 30, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission, in accordance with Rule 457(c) under the Securities Act).